Taxes	12 Months Ended
Dec. 31, 2022
Taxes [Abstract]
TAXES

Note 11 - TAXES

(a) Income taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

British Virgin Islands

Under the current laws of the BVI, an entity incorporated in the BVI are not subject to tax on income or capital gains.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. KingWin HK incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, KingWin HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company is subject to PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions for the years ended December 31, 2022, 2021 and 2020.

On January 17, 2019, the State Taxation Administration issues the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $148,610, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While the portion of annual taxable income exceeding RMB1,000,000, approximately $148,610, but not more than RMB3,000,000, approximately $445,831, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. Tiancheng Jinhui was eligible to enjoy a preferential tax rate of 10% for the year ended December 31, 2020.

Significant components of the income tax (benefit) expense consisted of the following for the years ended December 31, 2022, 2021 and 2020:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Current income tax expense
PRC	-	777,221	39,515
Deferred income tax benefit
PRC	(121,113)	-	-
	$(121,113)	$777,221	$39,515

(Loss) income before income taxes is attributable to the following geographic locations for the years ended December 31:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Cayman Islands	$(392,100)	$-	$-
Hong Kong	(72)	-	-
PRC	(500,424)	3,085,847	379,483
	$(892,596)	$3,085,847	$379,483

The following table presents a reconciliation of the differences between the statutory income tax and the Company’s effective income tax for the years ended December 31, 2022, 2021 and 2020:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
	%	%	%
Net (loss) income before income tax	$(892,596)	$3,085,847	$379,483
Statutory income tax rate of the PRC	25%	25%	25%
Income tax computed at PRC tax rate	(223,149)	771,462	94,871

Reconciling items
Effect of tax preferential tax rate	-	-	(59,273)
Effect of different tax rates of subsidiary operating in other jurisdiction	98,036	-	-
Non-deductible expenses	4,000	5,759	3,917
Income tax (benefit) expense	$(121,113)	$777,221	$39,515

Effective tax rate	13.6%	25.2%	10.4%

Tax payable as of December 31, 2022 and 2021:

	As of December 31, 2022	As of December 31, 2021
Value added tax payable	$7,213	$20,605
Income tax payable	-	425,250
Other tax payable	30,706	62,294
	$37,919	$508,149

(b) Deferred tax assets

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2022 and 2021:

Deferred tax assets	As of December 31, 2022	As of December 31, 2021
Bad debt provision	$30,085	$-
Tax loss carry forward	84,000	-
Others	4,074	-
Deferred tax assets, net	$118,159	$-

As of December 31, 2021, there was no tax loss carry-forwards of the Company PRC subsidiaries. As of December 31, 2022, the amount of tax loss carry-forwards of the Company was as following.

Net Operating Loss Carry Forward:

Location	As of December 31, 2022	As of December 31, 2021
PRC*	$344,401	$-
Hong Kong**	72	-
Total	344,473	-

*	Net operating loss of PRC subsidiary will be expired, if unused, on December 31, 2027.
**	Net operating loss in Hong Kong has no expiring date.

(c) Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the years ended December 31, 2022, 2021 and 2020, the Company had no unrecognized tax benefits.

(d) Value added tax

The Company is subject to VAT and related surcharges in China for providing member services and other in-depth services. The applicable VAT rate is 6% for general taxpayers. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). VAT liability is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets. Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

All of the tax returns of the Company have been and remain subject to examination by the PRC tax authorities for five years from the date of filing.